CASH AND BORROWINGS - Net debt (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Bank overdrafts and loans due within one year	$ 279	$ 26
Long-term bank borrowings	930	851
Corporate bond	992
Private placement notes	1,285	1,000
Borrowings	3,486	1,877
Cash at bank	(1,762)	(277)	$ (365)
Net debt	1,722	1,600	1,104	$ 1,281
Non-current lease liabilities	146	124
Current lease liabilities	58	46
Net debt including lease liabilities	1,926	$ 1,770	1,104	1,281
Currency swaps
Disclosure of detailed information about borrowings [line items]
Net debt			1	(2)
Interest swaps
Disclosure of detailed information about borrowings [line items]
Credit balance on derivatives	(2)
Net debt			$ 3	$ 2
Net debt including lease liabilities	$ (2)